Cash, cash equivalents and time deposits - Summary of cash, cash equivalents and time deposits comprise (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of cash and time deposits [abstract]
Cash and cash equivalents	¥ 3,836,137	¥ 4,268,300	¥ 1,828,943	¥ 1,661,152
Time deposits	¥ 251,733	¥ 620,148